LEASES, COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2014 are as follows:
2015	$62,885
2016	64,430
2017	66,514
2018	5,557
Total future minimum lease payments	$199,386

Future minimum lease payments under capital leases
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2014 are as follows;

2015	$4,778
2016	4,778
2017	4,380
Total net future minimum lease payments	13,936

Less: Amount representing interest	(2,691)

Present value of net minimum lease payments	$11,245